Supplemental Items	12 Months Ended
Dec. 31, 2025
Disclosure of Detailed Information About Supplemental Items [Abstract]
Supplemental Items

19. Supplemental Items

In the consolidated financial statements, compensation costs are included in both operating and general and administrative expenses. For 2025, employee compensation costs of $10.9 million (2024 - $15.6 million) were included in operating expenses and $27.4 million (2024 - $26.9 million) were included in general and administrative expenses on a gross basis.